Shareholders' Equity	6 Months Ended
Jun. 30, 2023
Shareholders' Equity
Shareholders' Equity

Note 8 - Shareholders’ Equity

	June 30,		December 31,
(SEK in thousands, except per share amounts and number of shares)	2023	2022	2022

Total registered shares at the beginning of the period	59,580,087	52,341,584	52,341,584
New issue of shares during the period	—	6,764,604	7,231,003
Shares subscribed but not registered during the period	—	—	7,500
Total registered and subscribed but not registered shares at the end of the period	59,580,087	59,106,188	59,580,087

Shares
Ordinary shares	59,580,087	53,198,170	59,580,087
C-shares	—	5,908,018	—
Total	59,580,087	59,106,188	59,580,087
- of which shares are held by Calliditas	5,908,018	5,908,018	5,908,018
Total registered and subscribed but not registered shares at the end of the period, net of shares held by Calliditas	53,672,069	53,198,170	53,672,069

Share capital at the end of the period	2,383	2,364	2,383

Equity attributable to equity holders of the Parent Company	504,367	721,094	766,264
Total equity at the end of the period	504,367	721,094	766,264

	Three Months Ended		Six Months Ended		Year Ended
	June 30,		June 30,		December 31,
(SEK in thousands, except per share amounts and number of shares)	2023	2022	2023	2022	2022

Loss per share before and after dilution, SEK	(1.71)	(3.62)	(5.21)	(7.57)	(7.78)
Weighted-average number of ordinary shares outstanding for the period, before and after dilution	53,672,069	53,190,170	53,672,069	52,788,020	53,022,550

Reserves for translation from foreign operations amounted to SEK 6.4 million and SEK 3.1 million which are included in retained earnings in equity as of June 30, 2023 and 2022, respectively.